Not FDIC Insured May Lose Value No Bank Guarantee
426-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Small Cap Fund 2
Notes to Schedule of Investments 6

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2022
Templeton Emerging Markets Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 95.3%
Brazil 3.8%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 3,137,504
Dexco SA ...................... Paper & Forest Products 2,000,900 3,773,407
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 1,577,759
Iguatemi SA .................... Real Estate Management & Development 619,400 2,129,088
a
M Dias Branco SA ................ Food Products 565,500 2,820,098
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 694,100 832,862
14,270,718
Cambodia 0.9%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,312,014 3,532,981
Chile 0.5%
Aguas Andinas SA, A ............. Water Utilities 12,646,388 2,034,805
China 15.3%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 1,730,872
a
Baozun, Inc., A .................. Internet & Direct Marketing Retail 1,104,817 4,030,269
Chervon Holdings Ltd. ............. Household Durables 233,900 1,321,534
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 5,102,600 5,050,767
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 220,405 15,732,509
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 4,837,034
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 2,969,374
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,535,500 2,908,578
Longshine Technology Group Co. Ltd., A Software 1,655,934 6,243,250
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 15,778,212 5,190,704
a,b,c
Mobvista, Inc., 144A, Reg S ........ Media 3,825,635 2,562,666
a
Noah Holdings Ltd., ADR .......... Capital Markets 68,388 1,383,489
Uni-President China Holdings Ltd. .... Food Products 3,554,571 3,056,584
c
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 33,557 62,080
57,079,710
Egypt 0.4%
E-Finance for Digital & Financial
Investments ................... IT Services 260,140 186,851
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 1,512,420
1,699,271
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 383,294 2,827,033
Hong Kong 3.1%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 4,283,738
Pacific Basin Shipping Ltd. ......... Marine 18,916,943 7,272,683
11,556,421
Hungary 1.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 363,860 6,584,247
India 16.6%
a
Affle India Ltd. ................... Media 466,085 6,283,737
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 11,701 547,506
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 296,855 17,285,205
Dalmia Bharat Ltd. ............... Construction Materials 369,006 6,023,794
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 497,772 1,204,758
EPL Ltd. ....................... Containers & Packaging 1,617,896 3,063,262
Federal Bank Ltd. ................ Banks 9,556,507 10,964,874

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 222,783 $ 5,721,068
a
Max Financial Services Ltd. ......... Insurance 98,167 975,197
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 4,424,941 7,059,324
Tata Consumer Products Ltd. ....... Food Products 287,427 2,579,237
61,707,962
Kazakhstan 0.3%
a,b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 103,619 1,033,467
Mexico 1.4%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,928,266 5,197,024
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 134,231 26,567
5,223,591
Peru 2.3%
Intercorp Financial Services, Inc. ..... Banks 358,863 8,397,394
Philippines 4.0%
a
Century Pacific Food, Inc. .......... Food Products 12,693,200 5,075,434
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,969,928 9,937,644
15,013,078
Russia 0.0%
a,b,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 114,164 —
Saudi Arabia 0.9%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 57,485 3,264,722
South Africa 1.9%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 1,727,908
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 5,210,498
6,938,406
South Korea 13.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 312,216 6,835,050
Hankook Tire & Technology Co. Ltd. .. Auto Components 79,062 2,030,415
a
Hugel, Inc. ..................... Biotechnology 52,643 4,300,381
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 3,553,232
a
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 35,073 5,759,682
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 3,734,828
a
Lock&Lock Co. Ltd. ............... Household Durables 399,574 2,370,126
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 42,084 3,146,315
NeoPharm Co. Ltd. ............... Personal Products 64,000 991,602
a
Pearl Abyss Corp. ................ Entertainment 49,166 1,953,385
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 107,632 1,802,363
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 32,891 1,407,712
Soulbrain Co. Ltd. ................ Chemicals 29,000 5,158,766
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 121,335 3,308,742
Zinus, Inc. ...................... Household Durables 61,051 2,315,031
48,667,630
Sri Lanka 0.1%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 351,123

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 0.8%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Airlines 136,382 $ 2,932,497
Taiwan 16.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 2,606,921
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,298,838 6,256,491
Merida Industry Co. Ltd. ........... Leisure Products 1,425,648 12,251,286
momo.com, Inc. ................. Internet & Direct Marketing Retail 274,774 5,912,570
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 894,509 9,102,547
a
PharmaEssentia Corp. ............ Biotechnology 40,620 710,088
Poya International Co. Ltd. ......... Multiline Retail 528,965 5,631,640
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,959,575 4,078,660
Shin Zu Shing Co. Ltd. ............ Machinery 1,257,607 3,462,365
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,226,772 9,358,476
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,451,808 3,520,288
62,891,332
Thailand 2.7%
Dynasty Ceramic PCL ............. Building Products 28,599,840 2,285,132
Major Cineplex Group PCL ......... Entertainment 5,443,800 3,397,571
Tisco Financial Group PCL ......... Banks 1,681,050 4,218,748
9,901,451
Vietnam 7.7%
FPT Corp. ...................... IT Services 2,919,379 10,829,395
Hoa Phat Group JSC ............. Metals & Mining 3,834,547 3,675,168
Mobile World Investment Corp. ...... Specialty Retail 3,117,700 9,589,544
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,410,838
28,504,945
Total Common Stocks (Cost $365,505,595) .....................................
354,412,784
a
Preferred Stocks 2.4%
Brazil 1.5%
e
Bradespar SA, 36.44% ............ Metals & Mining 1,125,110 5,425,947
Chile 0.9%
e
Embotelladora Andina SA, A, 19.44% . Beverages 1,250,500 1,913,599
e
Embotelladora Andina SA, B, 18.34% . Beverages 873,588 1,558,969
3,472,568
Total Preferred Stocks (Cost $13,871,827) ......................................
8,898,515
Total Long Term Investments (Cost $379,377,422) ...............................
363,311,299
Short Term Investments 1.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.4%
United States 1.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 5,347,671 5,347,671
Total Money Market Funds (Cost $5,347,671) ...................................
5,347,671

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.895% ......... 13,762 $ 13,762
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$13,762) ....................................................................
13,762
a a a a a
Total Short Term Investments (Cost $5,361,433 ) .................................
5,361,433
a a a
Total Investments (Cost $384,738,855) 99.1% ...................................
$368,672,732
Other Assets, less Liabilities 0.9% .............................................
3,176,081
Net Assets 100.0% ...........................................................
$371,848,813
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $23,255,286, representing 6.3% of net assets.
c
A portion or all of the security is on loan at June 30, 2022.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At June 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 10,688,827 $ 28,636,479 $ (33,977,635) $ — $ — $ 5,347,671 5,347,671 $ 2,993
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $361,833 $3,046,097 $(3,394,168) $— $— $13,762 13,762 $438
Total Affiliated Securities ... $11,050,660 $31,682,576 $(37,371,803) $— $— $5,361,433 $3,431

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 14,270,718 $ — $ — $ 14,270,718
Cambodia ............................ — 3,532,981 — 3,532,981
Chile ................................ 2,034,805 — — 2,034,805
China ............................... 20,147,452 36,932,258 — 57,079,710
Egypt ................................ 1,512,420 186,851 — 1,699,271
Georgia .............................. 2,827,033 — — 2,827,033
Hong Kong ........................... — 11,556,421 — 11,556,421
Hungary ............................. — 6,584,247 — 6,584,247
India ................................ 5,721,068 55,986,894 — 61,707,962
Kazakhstan ........................... — 1,033,467 — 1,033,467
Mexico .............................. 5,223,591 — — 5,223,591
Peru ................................ 8,397,394 — — 8,397,394
Philippines ............................ 5,075,434 9,937,644 — 15,013,078
Russia ............................... — — — * —
Saudi Arabia .......................... — 3,264,722 — 3,264,722
South Africa ........................... — 6,938,406 — 6,938,406
South Korea .......................... — 48,667,630 — 48,667,630
Sri Lanka ............................. — 351,123 — 351,123
Switzerland ........................... — 2,932,497 — 2,932,497
Taiwan ............................... — 62,891,332 — 62,891,332
Thailand ............................. — 9,901,451 — 9,901,451
Vietnam .............................. — 28,504,945 — 28,504,945
Preferred Stocks ........................ 8,898,515 — — 8,898,515
Short Term Investments ................... 5,361,433 — — 5,361,433
Total Investments in Securities ........... $79,469,863 $289,202,869
a
$— $368,672,732
*The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at June 30,2022.
a
Includes foreign securities valued at $289,202,869, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.